Property, Plant and Equipment	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

4. PROPERTY, PLANT AND EQUIPMENT

Computer system and equipment

	June 30, 2025	June 30, 2024
	RM	RM
Cost

As of July 1	158,400,231	128,400,231
Additions	-	30,000,000
Disposal/written-off	(20,232)	-
As of June 30	158,379,999	158,400,231

Accumulated depreciation and impairment loss

As of July 1	(45,103,697)	(16,793,678)
Additions	(28,308,000)	(28,310,019)
Disposal/written-off	4,368	-
Impairment loss	(6,962,010)	-
As of June 30	(80,369,339)	(45,103,697)

Net carrying amount	78,010,660	113,296,534

Depreciation expenses of property, plant and equipment were RM 28,308,000, RM 28,310,019 and RM 15,859,909 for the fiscal years ended June 30, 2025, 2024 and 2023, respectively.

Write-off of property, plant and equipment were RM 15,864, RM nil and RM 479 for the fiscal years ended June 30, 2025, 2024 and 2023, respectively.

Impairment of property, plant and equipment was RM 6,962,010 for the fiscal year ended June 30, 2025. No impairment of property, plant and equipment was recognized for the fiscal years ended June 30, 2024 and 2023.

(a)	All items of property, plant and equipment are initially measured at cost. After initial recognition, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

(b)

Depreciation is calculated to write down the cost of the assets to their residual values on a straight-line basis over their estimated useful lives. The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:

Computer system and equipment	10% - 20%